American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 31, 2023

Avantis U.S. Small Cap Value Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.4%
Aerospace and Defense — 0.4%
AAR Corp.(1)	9,381	470,082
AerSale Corp.(1)	4,238	63,655
Moog, Inc., Class A	8,633	839,214
		1,372,951
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	55,349	924,328
Hub Group, Inc., Class A(1)	19,753	1,453,031
Radiant Logistics, Inc.(1)	5,335	33,344
		2,410,703
Automobile Components — 1.6%
American Axle & Manufacturing Holdings, Inc.(1)	95,275	643,106
Dana, Inc.	80,512	1,036,190
Goodyear Tire & Rubber Co.(1)	187,810	2,578,631
LCI Industries	13,334	1,440,605
Modine Manufacturing Co.(1)	38	1,037
Motorcar Parts of America, Inc.(1)	2,351	12,954
Patrick Industries, Inc.	6,522	427,387
Strattec Security Corp.(1)	45	834
		6,140,744
Automobiles — 1.1%
Harley-Davidson, Inc.	5,577	173,500
Thor Industries, Inc.	34,957	2,736,084
Winnebago Industries, Inc.	21,557	1,199,432
		4,109,016
Banks — 12.9%
1st Source Corp.	3,078	126,598
ACNB Corp.	923	27,182
Amalgamated Financial Corp.	10,082	143,366
Amerant Bancorp, Inc.	13,742	242,546
American National Bankshares, Inc.	1,409	40,481
Ameris Bancorp	29,505	931,178
Ames National Corp.	1,518	27,810
Arrow Financial Corp.	3,465	63,202
Associated Banc-Corp.	63,082	934,244
Axos Financial, Inc.(1)	22,120	836,578
Banc of California, Inc.	25,830	276,123
BancFirst Corp.	4,390	371,262
Bancorp, Inc.(1)	27,389	845,225
Bank First Corp.(2)	423	32,199
Bank of Hawaii Corp.(2)	15,983	625,734
Bank of Marin Bancorp	822	13,292
Bank OZK	24,706	854,333
BankFinancial Corp.	377	2,790
BankUnited, Inc.	37,259	704,940
Banner Corp.	17,031	736,931
Bar Harbor Bankshares	2,956	69,850
Baycom Corp.	1,850	29,989
BCB Bancorp, Inc.	3,352	35,565
Berkshire Hills Bancorp, Inc.	15,551	318,018

Bridgewater Bancshares, Inc.(1)	5,299	45,624
Brookline Bancorp, Inc.	37,017	304,280
Business First Bancshares, Inc.	4,866	70,898
Byline Bancorp, Inc.	9,248	163,875
C&F Financial Corp.	431	21,873
Cadence Bank	54,542	979,574
Cambridge Bancorp	2,130	107,650
Camden National Corp.	3,837	113,230
Capital Bancorp, Inc.	2,756	46,824
Capital City Bank Group, Inc.	2,809	84,467
Capstar Financial Holdings, Inc.	3,560	42,898
Carter Bankshares, Inc.(1)	4,285	60,418
Cathay General Bancorp	28,187	824,188
CB Financial Services, Inc.	235	4,543
Central Pacific Financial Corp.	12,145	177,438
Central Valley Community Bancorp	2,641	38,110
Chemung Financial Corp.	842	29,807
City Holding Co.	6,514	561,442
Civista Bancshares, Inc.	2,482	37,180
CNB Financial Corp.	5,326	88,465
Coastal Financial Corp.(1)	250	8,553
Colony Bankcorp, Inc.	416	3,869
Columbia Banking System, Inc.	1,043	20,891
Community Financial Corp.	1,296	33,916
Community Trust Bancorp, Inc.	5,680	191,416
ConnectOne Bancorp, Inc.	15,019	203,958
CrossFirst Bankshares, Inc.(1)	10,197	98,299
Customers Bancorp, Inc.(1)	15,789	363,463
Dime Community Bancshares, Inc.	18,184	294,581
Eagle Bancorp Montana, Inc.	1,752	21,935
Eagle Bancorp, Inc.	14,417	287,331
Enterprise Bancorp, Inc.	1,329	35,325
Enterprise Financial Services Corp.	15,755	639,968
Equity Bancshares, Inc., Class A	4,589	102,518
Esquire Financial Holdings, Inc.	1,574	66,627
Evans Bancorp, Inc.	1,322	31,371
Farmers National Banc Corp.	6,519	76,794
FB Financial Corp.	12,245	326,452
Financial Institutions, Inc.	3,877	60,908
First BanCorp	73,562	820,952
First Bancorp, Inc.	227	5,380
First Bancorp/Southern Pines NC	6,690	201,369
First Bancshares, Inc.	4,395	114,446
First Bank	4,600	47,196
First Busey Corp.	22,561	421,891
First Business Financial Services, Inc.	977	26,154
First Commonwealth Financial Corp.	40,712	515,007
First Community Bankshares, Inc.	2,500	66,650
First Community Corp.	85	1,420
First Financial Corp.	4,114	133,458
First Foundation, Inc.	4,487	17,410
First Guaranty Bancshares, Inc.	266	3,511
First Internet Bancorp	3,003	36,877
First Merchants Corp.	705	18,647
First Mid Bancshares, Inc.	4,108	98,551

First of Long Island Corp.	5,675	57,942
First Savings Financial Group, Inc.	1,383	17,426
First United Corp.	279	3,633
First Western Financial, Inc.(1)	900	15,318
Flushing Financial Corp.	12,918	150,495
FNB Corp.	73,674	809,677
FNCB Bancorp, Inc.	206	1,149
Franklin Financial Services Corp.	146	3,789
FS Bancorp, Inc.	2,126	60,378
Fulton Financial Corp.	76,555	854,354
FVCBankcorp, Inc.(1)	747	7,634
Great Southern Bancorp, Inc.	4,818	234,299
Greene County Bancorp, Inc.	268	7,169
Hancock Whitney Corp.	35,648	1,302,221
Hanmi Financial Corp.	18,029	259,618
HarborOne Bancorp, Inc.	11,000	90,200
Hawthorn Bancshares, Inc.	792	14,256
HBT Financial, Inc.	2,201	38,738
Heartland Financial USA, Inc.	14,573	402,069
Hilltop Holdings, Inc.	23,313	688,200
Hingham Institution For Savings(2)	254	48,976
Home Bancorp, Inc.	1,338	41,197
HomeStreet, Inc.	8,098	42,434
HomeTrust Bancshares, Inc.	2,923	57,262
Hope Bancorp, Inc.	51,020	409,180
Horizon Bancorp, Inc.	13,036	115,890
Independent Bank Corp. (Michigan)	8,013	131,013
International Bancshares Corp.	21,985	939,199
Investar Holding Corp.	2,251	24,761
Kearny Financial Corp.	17,555	119,901
Lakeland Bancorp, Inc.	18,210	236,912
Lakeland Financial Corp.	3,035	152,448
Landmark Bancorp, Inc.	204	4,192
LCNB Corp.	1,807	24,557
Live Oak Bancshares, Inc.	15,190	328,712
Luther Burbank Corp.	2,236	19,230
Macatawa Bank Corp.	7,793	67,955
Mercantile Bank Corp.	3,782	98,445
Meridian Corp.	3,066	29,556
Metrocity Bankshares, Inc.	3,750	61,612
Metropolitan Bank Holding Corp.(1)(2)	3,568	100,974
Mid Penn Bancorp, Inc.	2,254	49,994
Midland States Bancorp, Inc.	7,780	150,465
MidWestOne Financial Group, Inc.	3,723	70,290
MVB Financial Corp.	2,840	50,438
National Bank Holdings Corp., Class A	6,132	183,531
National Bankshares, Inc.	300	8,151
NBT Bancorp, Inc.	20,589	690,761
New York Community Bancorp, Inc.	222,585	2,288,174
Northeast Bank	1,928	69,100
Northfield Bancorp, Inc.	13,146	134,484
Northrim BanCorp, Inc.	1,797	68,124
Oak Valley Bancorp	775	17,895
OceanFirst Financial Corp.	14,614	207,519
OFG Bancorp	29,609	718,314

Old National Bancorp	1	12
Old Second Bancorp, Inc.	13,543	160,349
OP Bancorp	1,343	10,529
Origin Bancorp, Inc.	8,492	241,597
Orrstown Financial Services, Inc.	2,704	48,942
Pacific Premier Bancorp, Inc.	40,773	767,756
Park National Corp.	4,634	457,607
Parke Bancorp, Inc.	2,104	33,790
Pathward Financial, Inc.	13,214	580,623
PCB Bancorp	1,436	20,233
Peapack-Gladstone Financial Corp.	6,114	161,348
Peoples Bancorp of North Carolina, Inc.	588	10,125
Peoples Bancorp, Inc.	7,679	197,120
Plumas Bancorp	642	21,141
Popular, Inc.	26,532	1,517,100
Preferred Bank	6,211	286,451
Premier Financial Corp.	12,362	172,326
Primis Financial Corp.	5,304	39,090
Provident Financial Services, Inc.	33,500	531,980
QCR Holdings, Inc.	9,206	353,695
RBB Bancorp	3,757	39,223
Red River Bancshares, Inc.	185	9,087
Republic Bancorp, Inc., Class A	3,166	133,415
Riverview Bancorp, Inc.	2,994	14,012
Salisbury Bancorp, Inc.	62	1,507
Sandy Spring Bancorp, Inc.	19,669	411,869
SB Financial Group, Inc.	134	1,678
ServisFirst Bancshares, Inc.	7,912	318,854
Shore Bancshares, Inc.	1,205	13,568
Sierra Bancorp	3,475	55,565
Simmons First National Corp., Class A	22,037	358,542
SmartFinancial, Inc.	2,267	47,834
South Plains Financial, Inc.	2,649	58,702
Southern First Bancshares, Inc.(1)	1,448	33,261
Southern Missouri Bancorp, Inc.	2,022	75,117
Southside Bancshares, Inc.	8,927	236,565
SouthState Corp.	840	52,517
Stock Yards Bancorp, Inc.	18	754
Summit Financial Group, Inc.	1,425	27,161
Synovus Financial Corp.	37,769	1,023,162
Territorial Bancorp, Inc.	886	9,516
Texas Capital Bancshares, Inc.(1)	17,174	812,330
Timberland Bancorp, Inc.	1,932	45,518
Tompkins Financial Corp.	3,663	191,575
Towne Bank	26,674	619,904
TriCo Bancshares	13,380	435,653
Triumph Financial, Inc.(1)	9,789	508,245
TrustCo Bank Corp. NY	7,964	220,045
Trustmark Corp.	18,782	392,168
UMB Financial Corp.	14,429	817,259
Union Bankshares, Inc.	156	3,402
United Community Banks, Inc.	276	6,240
United Security Bancshares	700	4,375
Unity Bancorp, Inc.	1,160	26,390
Univest Financial Corp.	10,161	180,155

Valley National Bancorp	109,332	806,870
Veritex Holdings, Inc.	6,925	119,595
Washington Federal, Inc.	31,340	815,153
Washington Trust Bancorp, Inc.	6,452	164,268
West BanCorp, Inc.	3,824	64,243
Westamerica BanCorp	4,717	178,444
Western Alliance Bancorp	13,698	464,362
Wintrust Financial Corp.	15,407	979,423
WSFS Financial Corp.	14,113	471,939
Zions Bancorp NA	28,824	786,607
		47,917,411
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2,476	1,638,468
Biotechnology — 1.2%
Arcus Biosciences, Inc.(1)	6,000	123,240
Catalyst Pharmaceuticals, Inc.(1)	71,471	825,490
Cullinan Oncology, Inc.(1)	12,686	130,412
Dynavax Technologies Corp.(1)	28,853	329,790
Emergent BioSolutions, Inc.(1)	26,140	222,974
Ironwood Pharmaceuticals, Inc.(1)	26,435	287,613
Organogenesis Holdings, Inc.(1)	4,707	17,087
Ovid therapeutics, Inc.(1)(2)	4	14
Point Biopharma Global, Inc.(1)	8,465	78,471
REGENXBIO, Inc.(1)	16,679	287,379
Tango Therapeutics, Inc.(1)	759	2,049
Vir Biotechnology, Inc.(1)	81,105	2,163,070
XOMA Corp.(1)(2)	919	15,623
		4,483,212
Broadline Retail — 1.2%
Dillard's, Inc., Class A(2)	2,962	815,468
Kohl's Corp.	51,314	940,072
Macy's, Inc.	190,267	2,585,729
		4,341,269
Building Products — 0.8%
Apogee Enterprises, Inc.	8,806	325,029
Insteel Industries, Inc.	9,206	275,536
Masonite International Corp.(1)	15,018	1,322,635
Quanex Building Products Corp.	17,835	374,713
UFP Industries, Inc.	10,675	833,718
		3,131,631
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	10,404	332,928
B. Riley Financial, Inc.	2,210	79,958
Diamond Hill Investment Group, Inc.	855	135,748
Evercore, Inc., Class A	15,209	1,641,811
GAMCO Investors, Inc., Class A	544	10,336
Hennessy Advisors, Inc.	490	3,572
Janus Henderson Group PLC	43,067	1,131,801
Moelis & Co., Class A	2,174	82,329
Open Lending Corp., Class A(1)	16,064	162,889
Oppenheimer Holdings, Inc., Class A	2,286	89,634
Piper Sandler Cos.	7,975	1,015,776
Stifel Financial Corp.	16,908	939,578
StoneX Group, Inc.(1)	9,623	772,631

Virtus Investment Partners, Inc.	3,391	646,935
		7,045,926
Chemicals — 2.6%
AdvanSix, Inc.	20,486	673,989
American Vanguard Corp.	24,323	414,950
Cabot Corp.	35,373	2,422,343
Chemours Co.	77,791	2,060,684
Hawkins, Inc.	4,636	217,614
Intrepid Potash, Inc.(1)	6,770	119,017
Kronos Worldwide, Inc.	15,640	129,030
Livent Corp.(1)	68,368	1,575,882
LSB Industries, Inc.(1)	21,847	203,177
Orion Engineered Carbons SA	40,382	936,459
Rayonier Advanced Materials, Inc.(1)	27,861	94,727
Stepan Co.	385	35,401
Tronox Holdings PLC, Class A	82,045	872,959
Valhi, Inc.	1,270	15,786
		9,772,018
Commercial Services and Supplies — 0.2%
Civeo Corp.(1)	5,607	112,084
Ennis, Inc.	4,672	90,497
Heritage-Crystal Clean, Inc.(1)	10,440	346,190
Interface, Inc.	23,294	161,427
Quad/Graphics, Inc.(1)	8,561	27,995
		738,193
Communications Equipment — 0.5%
ViaSat, Inc.(1)	43,455	1,938,528
Construction and Engineering — 0.6%
Ameresco, Inc., Class A(1)	9,202	396,422
Dycom Industries, Inc.(1)	2,742	278,121
Great Lakes Dredge & Dock Corp.(1)	2	13
MYR Group, Inc.(1)	10,584	1,349,460
Northwest Pipe Co.(1)	1,947	51,712
Tutor Perini Corp.(1)	18,365	99,171
		2,174,899
Construction Materials — 0.2%
Eagle Materials, Inc.	3,974	647,484
US Lime & Minerals, Inc.	69	12,518
		660,002
Consumer Finance — 2.3%
Atlanticus Holdings Corp.(1)	2,510	87,750
Bread Financial Holdings, Inc.	27,674	779,853
Consumer Portfolio Services, Inc.(1)	6,386	74,141
Encore Capital Group, Inc.(1)	10,145	436,945
EZCORP, Inc., Class A(1)	8,933	74,501
Green Dot Corp., Class A(1)	19,310	352,021
LendingClub Corp.(1)	30,933	253,651
Navient Corp.	64,213	972,827
Nelnet, Inc., Class A	4,308	398,490
OneMain Holdings, Inc.	53,143	2,011,994
Oportun Financial Corp.(1)	5,021	28,770
PRA Group, Inc.(1)	15,651	292,674
PROG Holdings, Inc.(1)	23,977	782,370
Regional Management Corp.	2,426	63,440
SLM Corp.	126,000	1,922,760

World Acceptance Corp.(1)(2)	770	85,616
		8,617,803
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc.	23,885	931,754
HF Foods Group, Inc.(1)	1,687	6,073
Ingles Markets, Inc., Class A	12,928	1,037,731
Natural Grocers by Vitamin Cottage, Inc.	4,681	51,725
PriceSmart, Inc.	11,313	819,966
SpartanNash Co.	28,593	654,780
Sprouts Farmers Market, Inc.(1)	53,383	1,844,916
United Natural Foods, Inc.(1)	33,454	893,556
Village Super Market, Inc., Class A	2,044	42,423
Weis Markets, Inc.	13,414	798,670
		7,081,594
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	35,311	1,465,407
Grand Canyon Education, Inc.(1)	17,498	1,833,090
Laureate Education, Inc., Class A	132	1,597
Perdoceo Education Corp.(1)	49,829	587,484
Universal Technical Institute, Inc.(1)	25,324	162,833
		4,050,411
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	7,362	276,296
EchoStar Corp., Class A(1)	23,130	364,760
Iridium Communications, Inc.	41,945	2,518,378
		3,159,434
Electrical Equipment — 1.6%
Atkore, Inc.(1)	27,592	3,221,918
Encore Wire Corp.	15,242	2,494,658
Powell Industries, Inc.	2,714	156,055
Preformed Line Products Co.	32	4,919
		5,877,550
Electronic Equipment, Instruments and Components — 2.0%
Bel Fuse, Inc., Class B	4,180	205,614
CTS Corp.	9,571	437,108
Insight Enterprises, Inc.(1)	4,847	655,411
Kimball Electronics, Inc.(1)	4,447	110,286
Plexus Corp.(1)	2	181
Sanmina Corp.(1)	48,765	2,586,496
ScanSource, Inc.(1)	544	15,645
Tingo Group, Inc.(1)(2)	15,328	43,532
TTM Technologies, Inc.(1)	51,470	705,139
Vishay Intertechnology, Inc.	100,316	2,586,147
Vishay Precision Group, Inc.(1)	1,544	53,916
		7,399,475
Energy Equipment and Services — 3.3%
Archrock, Inc.	92,136	829,224
Bristow Group, Inc.(1)	12,875	314,794
Dril-Quip, Inc.(1)	17,312	386,923
Helmerich & Payne, Inc.	17,578	542,809
Liberty Energy, Inc., Class A	61,410	720,954
Nabors Industries Ltd.(1)	5,067	424,108
Natural Gas Services Group, Inc.(1)	3,161	31,926
Newpark Resources, Inc.(1)	37,589	130,058
NexTier Oilfield Solutions, Inc.(1)	89,256	672,990

Oceaneering International, Inc.(1)	65,643	1,004,994
Oil States International, Inc.(1)	6,690	42,548
Patterson-UTI Energy, Inc.	71,810	699,429
ProPetro Holding Corp.(1)	58,748	391,849
RPC, Inc.	23,761	158,011
Select Water Solutions, Inc., Class A	2,624	19,050
TechnipFMC PLC(1)	141,486	1,859,126
TETRA Technologies, Inc.(1)	16,961	44,099
Transocean Ltd.(1)	355,414	2,032,968
US Silica Holdings, Inc.(1)	51,337	581,648
Weatherford International PLC(1)	28,070	1,584,271
		12,471,779
Entertainment — 0.2%
Madison Square Garden Entertainment Corp.(1)	9,626	337,776
Marcus Corp.(2)	10,749	164,245
Sphere Entertainment Co.(1)	9,626	229,773
		731,794
Financial Services — 3.8%
Alerus Financial Corp.	2,974	49,577
A-Mark Precious Metals, Inc.	3,753	127,114
Cass Information Systems, Inc.	2,275	87,861
Enact Holdings, Inc.	9,161	222,979
Essent Group Ltd.	51,548	2,276,875
Federal Agricultural Mortgage Corp., Class C	4,325	578,728
International Money Express, Inc.(1)	2,379	55,431
Jackson Financial, Inc., Class A	51,405	1,423,919
Merchants Bancorp	8,404	192,115
MGIC Investment Corp.	164,333	2,484,715
Mr. Cooper Group, Inc.(1)	39,386	1,821,996
NMI Holdings, Inc., Class A(1)	46,085	1,159,038
PennyMac Financial Services, Inc.	13,369	816,044
Radian Group, Inc.	83,928	2,143,521
Walker & Dunlop, Inc.	8,744	639,973
Waterstone Financial, Inc.	5,837	78,916
		14,158,802
Food Products — 0.7%
Cal-Maine Foods, Inc.	30,405	1,445,758
Fresh Del Monte Produce, Inc.	16,780	442,321
John B Sanfilippo & Son, Inc.	2,281	265,120
Pilgrim's Pride Corp.(1)	5	111
Seaboard Corp.	43	163,375
Seneca Foods Corp., Class A(1)	2,432	112,456
		2,429,141
Ground Transportation — 2.9%
ArcBest Corp.	15,963	1,337,380
Covenant Logistics Group, Inc.	4,475	170,811
Heartland Express, Inc.	33,067	515,845
Marten Transport Ltd.	42,552	899,975
PAM Transportation Services, Inc.(1)	3,478	90,984
Ryder System, Inc.	43,092	3,396,942
Saia, Inc.(1)	5,869	1,667,735
Schneider National, Inc., Class B	30,754	797,144
Universal Logistics Holdings, Inc.	1,657	43,993
US Xpress Enterprises, Inc., Class A(1)	5,048	30,692

Werner Enterprises, Inc.	39,504	1,735,016
		10,686,517
Health Care Equipment and Supplies — 0.5%
Co-Diagnostics, Inc.(1)	12,327	13,437
FONAR Corp.(1)	475	8,132
QuidelOrtho Corp.(1)	18,901	1,609,231
Utah Medical Products, Inc.	574	53,663
		1,684,463
Health Care Providers and Services — 0.2%
Ensign Group, Inc.	2,000	177,220
Fulgent Genetics, Inc.(1)	14,748	586,528
		763,748
Hotels, Restaurants and Leisure — 1.4%
BJ's Restaurants, Inc.(1)	11,392	339,254
Cheesecake Factory, Inc.(2)	31,204	977,621
Chuy's Holdings, Inc.(1)	12,506	460,721
Cracker Barrel Old Country Store, Inc.(2)	11,748	1,151,539
Full House Resorts, Inc.(1)	1,518	10,778
Golden Entertainment, Inc.(1)	4,240	178,674
Monarch Casino & Resort, Inc.	8,431	547,088
ONE Group Hospitality, Inc.(1)	10,666	75,302
Playa Hotels & Resorts NV(1)	107,310	953,986
RCI Hospitality Holdings, Inc.	4,212	304,233
Red Robin Gourmet Burgers, Inc.(1)	4,768	60,410
Target Hospitality Corp.(1)(2)	7,103	100,365
		5,159,971
Household Durables — 6.0%
Bassett Furniture Industries, Inc.	2,036	27,506
Beazer Homes USA, Inc.(1)	4,909	99,505
Cavco Industries, Inc.(1)	5,917	1,473,215
Century Communities, Inc.	20,502	1,304,542
Ethan Allen Interiors, Inc.	17,413	435,847
GoPro, Inc., Class A(1)	22,591	94,882
Green Brick Partners, Inc.(1)	16,758	802,206
Hooker Furnishings Corp.	1,512	22,453
Hovnanian Enterprises, Inc., Class A(1)	3,177	266,741
KB Home	50,793	2,200,861
La-Z-Boy, Inc.	30,361	811,246
Legacy Housing Corp.(1)	241	4,589
Lifetime Brands, Inc.	267	1,308
M/I Homes, Inc.(1)	25,108	1,774,382
MDC Holdings, Inc.	53,034	2,136,210
Meritage Homes Corp.	24,521	2,828,007
Skyline Champion Corp.(1)	36,541	2,124,128
Taylor Morrison Home Corp.(1)	83,774	3,554,531
Tri Pointe Homes, Inc.(1)	74,422	2,173,867
Universal Electronics, Inc.(1)	3,515	28,366
		22,164,392
Household Products†
Oil-Dri Corp. of America	247	9,379
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	7,348	625,315
Insurance — 4.4%
Ambac Financial Group, Inc.(1)	22,191	309,121
American Equity Investment Life Holding Co.	42,298	1,668,656

Argo Group International Holdings Ltd.	16,906	495,515
Assured Guaranty Ltd.	24,042	1,244,174
Axis Capital Holdings Ltd.	35,155	1,824,544
Brighthouse Financial, Inc.(1)	31,987	1,287,797
CNO Financial Group, Inc.	47,671	1,034,937
Donegal Group, Inc., Class A	3,433	49,367
Employers Holdings, Inc.	10,283	371,833
Enstar Group Ltd.(1)	2,953	695,077
Genworth Financial, Inc., Class A(1)	225,216	1,204,906
Hanover Insurance Group, Inc.	16	1,783
Horace Mann Educators Corp.	11,838	355,732
Investors Title Co.	100	13,255
National Western Life Group, Inc., Class A	238	88,784
NI Holdings, Inc.(1)	1,243	17,029
Oscar Health, Inc., Class A(1)	70,353	516,391
Primerica, Inc.	3,477	632,884
ProAssurance Corp.	11,387	138,352
Safety Insurance Group, Inc.	7,626	555,325
Selective Insurance Group, Inc.	16,785	1,623,613
SiriusPoint Ltd.(1)	36,246	337,450
Stewart Information Services Corp.	5,560	249,310
United Fire Group, Inc.	5,307	113,994
Unum Group	35,628	1,548,037
		16,377,866
Interactive Media and Services — 0.4%
Cargurus, Inc.(1)	42,333	795,437
Cars.com, Inc.(1)	40,989	723,456
		1,518,893
IT Services†
Computer Task Group, Inc.(1)	1,148	8,001
Kyndryl Holdings, Inc.(1)	5,880	73,853
		81,854
Leisure Products — 0.8%
Acushnet Holdings Corp.	8	358
Funko, Inc., Class A(1)	17	207
Malibu Boats, Inc., Class A(1)	12,932	678,284
MasterCraft Boat Holdings, Inc.(1)	8,678	229,967
Smith & Wesson Brands, Inc.	33,445	392,310
Sturm Ruger & Co., Inc.	12,455	642,180
Vista Outdoor, Inc.(1)	40,197	1,070,446
		3,013,752
Life Sciences Tools and Services — 0.2%
AbCellera Biologics, Inc.(1)(2)	81,957	571,240
OmniAb, Inc.(1)	2,677	7,041
OmniAb, Inc.(1)	2,677	6,719
		585,000
Machinery — 1.5%
Albany International Corp., Class A	14,081	1,195,758
Commercial Vehicle Group, Inc.(1)	3,391	33,266
Greenbrier Cos., Inc.	502	13,639
Kennametal, Inc.	52,388	1,305,509
L.B. Foster Co., Class A(1)	1,099	14,562
Mueller Industries, Inc.	39,583	2,939,434
REV Group, Inc.	7,403	75,066
Terex Corp.	220	10,201

Titan International, Inc.(1)	18,203	180,028
		5,767,463
Marine Transportation — 0.9%
Costamare, Inc.	7,096	54,781
Eagle Bulk Shipping, Inc.(2)	8,195	321,899
Genco Shipping & Trading Ltd.	31,978	396,847
Kirby Corp.(1)	4,443	317,941
Matson, Inc.	28,602	1,954,375
Pangaea Logistics Solutions Ltd.	20,109	115,426
Safe Bulkers, Inc.(2)	44,161	139,990
		3,301,259
Media — 0.5%
AMC Networks, Inc., Class A(1)	19,440	219,866
Cumulus Media, Inc., Class A(1)	11,998	38,634
Entravision Communications Corp., Class A	30,218	124,800
PubMatic, Inc., Class A(1)	16,212	284,521
Scholastic Corp.	24,323	1,033,241
		1,701,062
Metals and Mining — 3.4%
Alpha Metallurgical Resources, Inc.	14,113	1,904,832
Arconic Corp.(1)	60,550	1,750,500
Ascent Industries Co.(1)	314	2,983
Carpenter Technology Corp.	5,940	270,923
Coeur Mining, Inc.(1)	1,398	4,194
Commercial Metals Co.	80,029	3,421,240
Haynes International, Inc.	266	11,550
Hecla Mining Co.	227,381	1,211,941
Kaiser Aluminum Corp.	573	34,609
Olympic Steel, Inc.	7,699	321,972
Ramaco Resources, Inc.	17,058	126,400
Ryerson Holding Corp.	18,104	615,355
Schnitzer Steel Industries, Inc., Class A	17,163	472,154
SunCoke Energy, Inc.	69,425	471,396
TimkenSteel Corp.(1)	35,428	603,339
Tredegar Corp.	6,734	47,340
Warrior Met Coal, Inc.	45,948	1,506,175
		12,776,903
Oil, Gas and Consumable Fuels — 13.2%
Antero Midstream Corp.	138,405	1,413,115
Arch Resources, Inc.	10,926	1,129,202
Ardmore Shipping Corp.	12,477	146,106
Berry Corp.	38,660	243,558
California Resources Corp.	32,545	1,221,739
Callon Petroleum Co.(1)	29,950	917,369
Chord Energy Corp.	12,266	1,754,529
Civitas Resources, Inc.	23,874	1,594,783
CNX Resources Corp.(1)	78,309	1,209,874
Comstock Resources, Inc.(2)	56,462	526,226
CONSOL Energy, Inc.	20,813	1,123,069
Crescent Energy Co., Class A(2)	13,473	126,781
CVR Energy, Inc.(2)	20,034	468,996
Delek US Holdings, Inc.	9,882	217,602
Denbury, Inc.(1)	23,723	2,139,103
DHT Holdings, Inc.	74,073	569,621
Dorian LPG Ltd.	21,635	499,336

DT Midstream, Inc.	3,941	179,158
Earthstone Energy, Inc., Class A(1)	39,814	478,166
EnLink Midstream LLC(1)	120,991	1,180,872
Epsilon Energy Ltd.	4,859	23,858
Equitrans Midstream Corp.	212,089	1,809,119
Evolution Petroleum Corp.	16,025	125,636
Gulfport Energy Corp.(1)	6,770	656,825
Hallador Energy Co.(1)	16,621	129,478
International Seaways, Inc.	20,811	750,237
Kimbell Royalty Partners LP	37,600	553,848
Kosmos Energy Ltd.(1)	291,453	1,737,060
Magnolia Oil & Gas Corp., Class A	76,325	1,475,362
Matador Resources Co.	47,256	2,077,846
Murphy Oil Corp.	67,305	2,342,214
NACCO Industries, Inc., Class A	2,354	74,033
Northern Oil & Gas, Inc.	24,269	725,886
Overseas Shipholding Group, Inc., Class A(1)	24,038	87,498
Par Pacific Holdings, Inc.(1)	30,009	639,792
PBF Energy, Inc., Class A	66,346	2,442,196
PDC Energy, Inc.	43,227	2,966,237
Peabody Energy Corp.	65,044	1,181,199
Permian Resources Corp.	124,117	1,158,012
Plains GP Holdings LP, Class A(1)	98,281	1,336,622
Range Resources Corp.	66,188	1,811,566
Ranger Oil Corp., Class A	10,940	402,045
REX American Resources Corp.(1)	8,244	271,557
Riley Exploration Permian, Inc.	1,613	53,987
Ring Energy, Inc.(1)(2)	66,787	113,538
SandRidge Energy, Inc.	25,724	346,502
Scorpio Tankers, Inc.	22,328	1,021,953
SFL Corp. Ltd.	84,617	726,014
SilverBow Resources, Inc.(1)(2)	8,443	201,619
Sitio Royalties Corp., Class A	22,982	585,581
SM Energy Co.	71,541	1,880,813
Talos Energy, Inc.(1)	55,708	685,765
Teekay Corp.(1)	40,921	229,567
Teekay Tankers Ltd., Class A	11,916	430,525
VAALCO Energy, Inc.	39,518	152,539
Vertex Energy, Inc.(1)(2)	24,841	160,721
Vital Energy, Inc.(1)	8,615	357,436
World Fuel Services Corp.	5,559	127,134
		48,991,025
Paper and Forest Products — 1.2%
Clearwater Paper Corp.(1)	12,171	369,877
Louisiana-Pacific Corp.	51,611	3,020,276
Mercer International, Inc.	36,581	316,791
Sylvamo Corp.	21,499	847,490
		4,554,434
Passenger Airlines — 0.9%
Allegiant Travel Co.(1)	10,846	1,057,376
JetBlue Airways Corp.(1)	147,490	1,007,357
SkyWest, Inc.(1)	29,145	871,727
Spirit Airlines, Inc.	38,037	578,543
		3,515,003
Personal Care Products — 0.4%
Nature's Sunshine Products, Inc.(1)	4,126	46,129

Nu Skin Enterprises, Inc., Class A	29,331	977,602
USANA Health Sciences, Inc.(1)	5,730	347,639
		1,371,370
Pharmaceuticals — 0.5%
Assertio Holdings, Inc.(1)(2)	15,274	96,685
Innoviva, Inc.(1)	45,675	616,156
Ligand Pharmaceuticals, Inc.(1)	7,062	494,905
Prestige Consumer Healthcare, Inc.(1)	7,262	415,604
ProPhase Labs, Inc.(1)(2)	2,333	22,140
SIGA Technologies, Inc.	31,011	173,972
Supernus Pharmaceuticals, Inc.(1)	52	1,723
		1,821,185
Professional Services — 1.0%
CBIZ, Inc.(1)	23,033	1,161,324
CRA International, Inc.	1,512	140,117
Heidrick & Struggles International, Inc.	11,832	286,926
Kelly Services, Inc., Class A	7,404	129,422
Kforce, Inc.	4,885	281,327
Korn Ferry	30,155	1,417,285
TrueBlue, Inc.(1)	19,874	328,716
		3,745,117
Real Estate Management and Development — 1.1%
Douglas Elliman, Inc.	37,664	109,602
Five Point Holdings LLC, Class A(1)	14,023	32,673
Forestar Group, Inc.(1)	10,190	207,163
Howard Hughes Corp.(1)	16,266	1,212,956
Kennedy-Wilson Holdings, Inc.	78,106	1,205,175
Marcus & Millichap, Inc.	17,554	515,210
Opendoor Technologies, Inc.(1)(2)	152,448	402,463
RE/MAX Holdings, Inc., Class A	12,693	237,232
		3,922,474
Semiconductors and Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.(1)	13,415	371,461
Amkor Technology, Inc.	65,326	1,618,778
Axcelis Technologies, Inc.(1)	15,239	2,400,905
Diodes, Inc.(1)	28,047	2,519,743
Kulicke & Soffa Industries, Inc.	35,781	1,892,099
Photronics, Inc.(1)	46,191	980,635
SMART Global Holdings, Inc.(1)	5,138	116,016
Ultra Clean Holdings, Inc.(1)	19,079	654,028
		10,553,665
Software — 0.5%
Adeia, Inc.	23,079	226,405
Cleanspark, Inc.(1)	5,305	22,758
InterDigital, Inc.	16,766	1,392,249
Xperi, Inc.(1)	14,651	173,321
		1,814,733
Specialty Retail — 5.4%
Aaron's Co., Inc.	23,207	284,054
Abercrombie & Fitch Co., Class A(1)	21,257	659,605
Academy Sports & Outdoors, Inc.	43,180	2,114,093
American Eagle Outfitters, Inc.	130,294	1,325,090
AutoNation, Inc.(1)	11,121	1,455,961
Big 5 Sporting Goods Corp.	10,404	78,654
Buckle, Inc.	18,874	579,621

Build-A-Bear Workshop, Inc.	9,659	175,601
Caleres, Inc.	23,658	408,337
Cato Corp., Class A	10,167	81,946
Chico's FAS, Inc.(1)	92,914	421,830
Children's Place, Inc.(1)	1,503	22,590
Citi Trends, Inc.(1)	4,400	64,328
Conn's, Inc.(1)	10,875	44,152
Container Store Group, Inc.(1)	13,676	33,643
Designer Brands, Inc., Class A	41,874	262,550
Destination XL Group, Inc.(1)	23,632	98,309
Duluth Holdings, Inc., Class B(1)	5,416	29,246
Foot Locker, Inc.(2)	68,442	1,732,951
Group 1 Automotive, Inc.	7,118	1,590,944
Guess?, Inc.	23,094	443,636
Haverty Furniture Cos., Inc.	11,215	295,964
Hibbett, Inc.	8,763	315,643
Murphy USA, Inc.	5,749	1,589,139
ODP Corp.(1)	21,201	849,312
Shoe Carnival, Inc.	11,530	225,642
Signet Jewelers Ltd.	29,383	1,865,527
Sonic Automotive, Inc., Class A	16,883	699,631
Sportsman's Warehouse Holdings, Inc.(1)	8,155	36,942
Tilly's, Inc., Class A(1)	6,913	53,921
Upbound Group, Inc.	27,958	836,224
Urban Outfitters, Inc.(1)	45,731	1,409,429
Zumiez, Inc.(1)	6,611	106,239
		20,190,754
Technology Hardware, Storage and Peripherals†
Immersion Corp.	6,453	45,687
Super Micro Computer, Inc.(1)	135	30,233
		75,920
Textiles, Apparel and Luxury Goods — 1.7%
Capri Holdings Ltd.(1)	4,003	140,505
Crown Crafts, Inc.	31	160
G-III Apparel Group Ltd.(1)	2,140	34,411
Lakeland Industries, Inc.	1,868	20,455
Movado Group, Inc.	9,896	251,853
Oxford Industries, Inc.	10,815	1,080,851
PVH Corp.	40,078	3,447,510
Steven Madden Ltd.	12,404	387,129
Under Armour, Inc., Class A(1)	65,786	474,317
Under Armour, Inc., Class C(1)	67,665	445,236
Unifi, Inc.(1)	4,426	31,911
Vera Bradley, Inc.(1)	5,863	27,849
		6,342,187
Trading Companies and Distributors — 4.2%
Air Lease Corp.	69,129	2,628,285
Alta Equipment Group, Inc.	328	4,464
BlueLinx Holdings, Inc.(1)	8,216	675,520
Boise Cascade Co.	30,369	2,181,102
GATX Corp.	23,354	2,777,024
Global Industrial Co.	41	1,020
H&E Equipment Services, Inc.	19,829	713,051
Herc Holdings, Inc.	16,553	1,678,805
McGrath RentCorp	16,229	1,441,297

NOW, Inc.(1)	55,054	489,430
Rush Enterprises, Inc., Class A	9,809	512,716
Rush Enterprises, Inc., Class B	3,156	183,648
Textainer Group Holdings Ltd.	27,393	971,630
Titan Machinery, Inc.(1)	14,334	361,933
Veritiv Corp.	10,281	1,085,571
		15,705,496
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	16,012	303,908
Telephone & Data Systems, Inc.	74,189	495,583
US Cellular Corp.(1)	10,515	150,364
		949,855
TOTAL COMMON STOCKS (Cost $346,519,025)		373,623,809
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,562,324	1,562,324
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,817,703	3,817,703
TOTAL SHORT-TERM INVESTMENTS (Cost $5,380,027)		5,380,027
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $351,899,052)		379,003,836
OTHER ASSETS AND LIABILITIES — (1.9)%		(6,916,448)
TOTAL NET ASSETS — 100.0%		$372,087,388

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	June 2023	$963,490	$(25,692)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,574,389. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,758,887, which includes securities collateral of $2,941,184.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.